Securities Act Registration No. 333-45361
                                        Investment Company Act Reg. No. 811-8627



                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549
                  --------------------------------------------
                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     |X|
                       Pre-Effective Amendment No. __                  |_|
                       Post-Effective Amendment No. 5                  |X|
                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|
                               Amendment No. 6 |X|
                        (Check appropriate box or boxes.)
                       -----------------------------------


                            JOHNSONFAMILY FUNDS, INC.
                     ----------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                4041 North Main Street
                     Racine, Wisconsin                               53402
      -------------------------------------------------          ------------
       (Address of Principal Executive Offices)                   (ZIP Code)

                                 (414) 681-4770
                   ------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                                                Copy to:

Joan A. Burke                                   Richard L. Teigen
JohnsonFamily Funds, Inc.                       Foley & Lardner
4041 North Main Street                          777 East Wisconsin Avenue
Racine, Wisconsin  53402                        Milwaukee, Wisconsin 53202
-------------------------------------------     --------------------------
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):


|X| immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(1)
|_| on (date) pursuant to paragraph (a)(1)
|_| 75 days after filing pursuant to paragraph (a)(2)
|_| on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                Explanatory Note

     This Post-Effective Amendment No. 5 (the "Amendment") to the Registrant's Registration Statement on Form N-1A is being filed for the purpose of filing as an exhibit the consent of the independent public accountants. The consent of independent public accountants was inadvertently not filed as an exhibit to Post-Effective Amendment No. 4. The prospectus and statement of additional information included in Post-Effective Amendment No. 4 are not changed by the filing of the Amendment.

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

       (a)(1)     Registrant's Articles of Incorporation, as amended(2)


       (a)(2)     Articles of Amendment(5)


       (b)        Registrant's Bylaws(2)

       (c)        None

       (d)(1) Investment Advisory Agreement with Johnson Asset Management, Inc. for JohnsonFamily Intermediate Fixed Income Fund(2)

       (d)(2) Investment Advisory Agreement with Johnson Asset Management, Inc. for JohnsonFamily Large Cap Equity Fund (now JohnsonFamily Large Cap Value Fund)(2)

       (d)(3) Investment Advisory Agreement with Johnson Asset Management, Inc. for JohnsonFamily Small Cap Equity Fund (now JohnsonFamily Small Cap Value Fund)(2)

       (d)(4) Investment Advisory Agreement with Johnson Asset Management, Inc. for JohnsonFamily International Equity Fund (now JohnsonFamily International Value Fund)(2)


       (e)        Distribution Agreement with SEI Investments Distribution
                  Co.(5)


       (f)        None

       (g)        Custody Agreement with Investors Fiduciary Trust Company(2)


       (h)(1) Administration Agreement with SEI Investments Mutual Fund Services(5)

       (h)(2) Transfer Agency and Services Agreement with Forum Shareholder Services, LLC(5)

       (i)        Opinion of Foley & Lardner, counsel for Registrant(5)


       (j)        Consent of Arthur Andersen LLP

       (k)        None

       (l)        Subscription Agreement(2)

       (m)(1)     Service and Distribution Plan(1)

       (m)(2)     Form of Dealer Agreement(3)

       (n)        None

       (p)(1)     Registrant's Code of Ethics(4)

       (p)(2)     Code of Ethics of Johnson Asset Management, Inc.(4)

---------------

(1) Previously filed as an exhibit to the Registration Statement and incorporated by reference thereto. The Registration Statement was filed on January 30, 1998 and its accession number is 0000897069-98-000025.

(2) Previously filed as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement and incorporated by reference thereto. Pre-Effective Amendment No. 1 was filed on March 26, 1998 and its accession number is 0000897069-98-000165.

(3) Previously filed as an exhibit to Post-Effective Amendment No. 2 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 2 was filed on June 30, 1999 and its accession number is 0000897069-99-000369.

(4) Previously filed as an exhibit to Post-Effective Amendment No. 3 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 3 was filed on February 29, 2000 and its accession number is 0000897069-00-000120.


(5) Previously filed as an exhibit to Post-Effective Amendment No. 4 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 4 was filed on February 26, 2001 and its accession number is 0000897069-01-000179.




Item 24. Persons Controlled by or under Common Control with Registrant

     Registrant is controlled by Johnson Trust Company by virtue of its owning at January 31, 2001, as a fiduciary for its clients, 97.86% of the outstanding shares of the JohnsonFamily Large Cap Value Fund, 98.62% of the outstanding shares of the JohnsonFamily Small Cap Value Fund, 99.33% of the outstanding shares of the JohnsonFamily Intermediate Fixed Income Fund, and 92.26% of the outstanding shares of the JohnsonFamily International Value Fund. Johnson Trust Company is controlled by Johnson International, Inc. which in turn is controlled by Samuel C. Johnson by virtue of his status as trustee of the Johnson International Inc. Voting Trust which holds 55% of the outstanding shares of Johnson International, Inc. Johnson International, Inc. is a Wisconsin corporation and a bank holding company. In addition to owning all or substantially all of the outstanding stock of the Johnson Banks and Banque Franck, S.A., Johnson International, Inc. owns all of the outstanding stock of Johnson Asset Management, Inc., a Wisconsin corporation. Registrant does not control any person.

Item 25. Indemnification

     Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, Registrant's Board of Directors has adopted the following bylaw which is in full force and effect and has not been modified or cancelled:

                                   Article VII

                               GENERAL PROVISIONS

Section 7.        Indemnification.

     A. The corporation shall indemnify all of its corporate representatives against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by them in connection with the defense of any action, suit or proceeding, or threat or claim of such action, suit or proceeding, whether civil, criminal, administrative, or legislative, no matter by whom brought, or in any appeal in which they or any of them are made parties or a party by reason of being or having been a corporate representative, if the corporate representative acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation and with respect to any criminal proceeding, if he had no reasonable cause to believe his conduct was unlawful provided that the corporation shall not indemnify corporate representatives in relation to matters as to which any such corporate representative shall be adjudged in such action, suit or proceeding to be liable for gross negligence, willful misfeasance, bad faith, reckless disregard of the duties and obligations involved in the conduct of his office, or when indemnification is otherwise not permitted by the Maryland General Corporation Law.

     B. In the absence of an adjudication which expressly absolves the corporate representative, or in the event of a settlement, each corporate representative shall be indemnified hereunder only if there has been a reasonable determination based on a review of the facts that indemnification of the corporate representative is proper because he has met the applicable standard of conduct set forth in paragraph A. Such determination shall be made: (i) by the board of directors, by a majority vote of a quorum which consists of directors who were not parties to the action, suit or proceeding, or if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors, not, at the time, parties to the action, suit or proceeding and who were duly designated to act in the matter by the full board in which the designated directors who are parties to the action, suit or proceeding may participate; or (ii) by special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties to the action, suit or proceeding may participate.

     C. The termination of any action, suit or proceeding by judgment, order, or settlement does not create a presumption that the person was guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties and obligations involved in the conduct of his or her office. The termination of any action, suit or proceeding by conviction, or upon a plea of nolo contendere or its equivalent, or any entry of an order of probation prior to judgment, shall create a rebuttable presumption that the person was guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties and obligations involved in the conduct of his or her office, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

     D. Expenses, including attorneys' fees, incurred in the preparation of and/or presentation of the defense of a civil or criminal action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in Section 2-418(F) of the Maryland General Corporation Law upon receipt of: (i) an undertaking by or on behalf of the corporate representative to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the corporation as authorized in this bylaw; and (ii) a written affirmation by the corporate representative of the corporate representative's good faith belief that the standard of conduct necessary for indemnification by the corporation has been met.

     E. The indemnification provided by this bylaw shall not be deemed exclusive of any other rights to which those indemnified may be entitled under these bylaws, any agreement, vote of shareholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person subject to the limitations imposed from time to time by the Investment Company Act of 1940, as amended.

     F. This corporation shall have power to purchase and maintain insurance on behalf of any corporate representative against any liability asserted against him or her and incurred by him or her in such capacity or arising out of his or her status as such, whether or not the corporation would have the power to indemnify him or her against such liability under this bylaw provided that no insurance may be purchased or maintained to protect any corporate representative against liability for gross negligence, willful misfeasance, bad faith or reckless disregard of the duties and obligations involved in the conduct of his or her office.

     G. "Corporate Representative" means an individual who is or was a director, officer, agent or employee of the corporation or who serves or served another corporation, partnership, joint venture, trust or other enterprise in one of these capacities at the request of the corporation and who, by reason of his or her position, is, was, or is threatened to be made, a party to a proceeding described herein.

     Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

     Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 27. Principal Underwriters

     (a) SEI Investment Distribution Co. currently is principal underwriter of the shares of The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, iShares Inc., iShares Trust, Millennium Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, Pitcairn Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.

     (b) To the best of Registrant's knowledge, the directors and officers of SEI Investments Distribution Co., none of whom are officers of Registrant and all of whom have a principal business address of One Freedom Valley Drive, Oaks, Pennsylvania 19456, are as follows: Alfred P. West, Jr., Director, Chairman of the Board of Directors; Richard B.Lieb, Director, Executive Vice President; Carmen V. Romeo, Director; Mark J.Held, President and Chief Operating Officer; Dennis J. McGonigle, Executive Vice President; Robert M. Silvestri, Chief Financial Officer & Treasurer; Todd Cipperman, Senior Vice President and General Counsel; Leo J. Dolan, Jr., Senior Vice President; Carl A. Guarino, Senior Vice President; Jack May, Senior Vice President; Hartland J. McKeown, Senior Vice President; Kevin P. Robins, Senior Vice President; Patrick K. Walsh, Senior Vice President; Wayne M. Withrow, Senior Vice President; Robert Aller, Vice President; John D. Anderson, Vice President and Managing Director; Timothy D. Barto, Vice President and Assistant Secretary; Robert Crudup, Vice President and Managing Director; Richard A. Deak, Vice President and Assistant Secretary; Scott W. Dellorfano, Vice President and Managing Director; Barbara Doyne, Vice President; Jeff Drennen, Vice President; Scott C. Fanatico, Vice President and Managing Director; Vic Galef, Vice President and Managing Director; Steven A. Gardner, Vice President and Managing Director; Lydia A. Gavalis, Vice President and Assistant Secretary; Greg Gettinger, Vice President and Assistant Secretary; Kathy Heilig, Vice President; Jeff Jacobs, Vice President; Samuel King, Vice President; John Kirk, Vice President and Managing Director; Kim Kirk, Vice President and Managing Director; John Krzeminski, Vice President and Managing Director; Alan H. Lauder, Vice President; Paul Lonergan, Vice President and Managing Director; Ellen Marquis, Vice President; Christine M. McCullough, Vice President and Assistant Secretary; Carolyn McLaurin, Vice President and Managing Director; Mark Nagle, Vice President; Joanne Nelson, Vice President; Cynthia M. Parrish, Vice President and Secretary; Rob Redican, Vice President; Maria Rinehart, Vice President; Steve Smith, Vice President; Daniel Spaventa, Vice President; Kathryn L. Stanton, Vice President; Lori L. White, Vice President and Assistant Secretary; William E. Zitelli, Jr., Vice President and Assistant Secretary.

     (c) None

Item 28. Location of Accounts and Records


     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant, at Registrant's corporate offices, except (1) records held and maintained by Investors Fiduciary Trust Company relating to its functions as custodian, (2) records held and maintained by SEI Investments Mutual Fund Services, 530 East Swedesford Road, Wayne, Pennsylvania 19087 relating to its functions as administrator and fund accountant, (3) records held and maintained by Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101 relating to its functions as transfer agent, and (4) records held and maintained by SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456, relating to its role as distributor.


Item 29. Management Services

     All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30. Undertakings

     Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Racine and State of Wisconsin on the 23rd day of February, 2001.

                                             JohnsonFamily Funds, Inc.
                                                      (Registrant)



                                             By:      /s/ Joan A. Burke
                                                      --------------------------
                                                      Joan A. Burke, President


     Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name                                    Title                      Date
/s/ Joan A. Burke              President (Principal          February 23, 2001
--------------------------     Executive, Financial and
Joan A. Burke                  Accounting Officer)

/s/ JoAnne Brandes             Director                      February 23, 2001
--------------------------
JoAnne Brandes

/s/ Richard Bibler             Director                      February 22, 2001
--------------------------
Richard Bibler

/s/ F. Gregory Campbell        Director                      February 22, 2001
--------------------------
F. Gregory Campbell

/s/ Gerald Konz                Director                      February 22, 2001
--------------------------
Gerald Konz

/s/ George Nelson              Director                      February 20, 2001
--------------------------
George Nelson

/s/ Wendell Perkins            Director                      February 23, 2001
--------------------------
Wendell Perkins

                                  EXHIBIT INDEX



  Exhibit No.                         Exhibit
  -----------                         -------
     (a)(1)       Registrant's Articles of Incorporation, as amended*


     (a)(2)       Articles of Amendment*


        (b)       Registrant's Bylaws*

        (c)       None

     (d)(1)       Investment Advisory Agreement - JohnsonFamily Intermediate
                     Fixed Income Fund*

     (d)(2)       Investment Advisory Agreement  -  JohnsonFamily Large Cap
                     Equity Fund (now JohnsonFamily Large Cap Value Fund)*

     (d)(3)       Investment Advisory Agreement  -  JohnsonFamily  Small Cap
                     Equity Fund (now JohnsonFamily Small Cap Value Fund)*

     (d)(4)       Investment Advisory Agreement - JohnsonFamily International
                     Equity Fund (now JohnsonFamily International Value Fund)*


        (e)       Distribution Agreement*


        (f)       None

        (g)       Custody Agreement*


     (h)(1)       Administration Agreement*

     (h)(2)       Transfer Agency and Services Agreement*

        (i)       Opinion of Foley & Lardner, counsel for Registrant*


        (j)       Consent of Arthur Andersen LLP

        (k)       None

        (l)       Subscription Agreement*

     (m)(1)       Service and Distribution Plan*

     (m)(2)       Form of Dealer Agreement*

        (n)       None

     (p)(1)       Registrant's Code of Ethics*

     (p)(2)       Code of Ethics of Johnson Asset Management, Inc.*
----------------
         *        Incorporated by reference